SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2025
SEGMENT REPORTING
Schedule of operating segments

Year ended December 31, 2025

	Exploration	Mining	Corporate
	and Evaluation	Operations	and Others	Consolidated
Revenue	$—	$5,806,973	$—	$5,806,973
Cost of sales	—	(5,688,718)	—	(5,688,718)
Exploration and evaluation	(41,214,271)	(166,136)	—	(41,380,407)
General and administrative	(11,392,838)	(263,896)	—	(11,656,734)
Share-based compensation	(6,284,821)	—	—	(6,284,821)
Transaction costs	—	—	(4,787,735)	(4,787,735)
Other income (expenses)	8,768,256	(147,268)	7,403,264	16,024,252
Segment net loss	$(50,123,674)	$(459,045)	$2,615,529	$(47,967,190)
Deferred income and mining tax recoveries	—	358,119	36,451	394,570
	$(50,123,674)	$(100,926)	$2,651,980	$(47,572,620)
Capital expenditures	$1,366,671	$2,207,005	$—	$3,573,676
Segment assets	120,264,458	415,865,192	—	536,129,650
Segment liabilities	15,424,354	101,608,041	—	117,032,395

Year ended December 31, 2024

	Exploration	Mining	Corporate
	and Evaluation	Operations	and Others	Consolidated
Exploration and evaluation	(52,563,340)	—	—	(52,563,340)
General and administrative	(6,864,539)	—	—	(6,864,539)
Share-based compensation	(889,045)	—	—	(889,045)
Other income (expenses)	7,281,103	—	2,767,467	10,048,570
Segment net loss	$(53,035,821)	$—	$2,767,467	$(50,268,354)
Capital expenditures	$1,075,082	$—	$—	$1,075,082
Segment assets	74,019,011	—	—	74,019,011
Segment liabilities	7,448,306	—	—	7,448,306